Segments Results (Schedule of Components of Results of Operations by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 131,226	$ 121,795	$ 113,400
Gross income	30,050	29,482	27,147
Sales and marketing	13,329	9,517	7,388
General and administrative	9,544	12,003	10,106
Operating income	7,177	7,962	9,653
Financial income (expenses), net	(541)	(153)	1,521
Income before taxes on income	6,636	7,809	11,174
Depreciation and amortization	9,510	9,280	8,883
Mobile Satellite Services [Member]
Segment Reporting Information [Line Items]
Revenues	11,476	11,038	8,956
Gross income	1,515	1,952	1,587
Depreciation and amortization	365	532	536
Content management and distribution services [Member]
Segment Reporting Information [Line Items]
Revenues	119,750	110,757	104,444
Gross income	28,535	27,530	25,560
Depreciation and amortization	$ 9,145	$ 8,748	$ 8,347